Offerings	Dec. 19, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B ordinary shares, par value US$0.0001 per share, issuable pursuant to the Notes
Amount Registered | shares	100,000,000
Proposed Maximum Offering Price per Unit	0.3239
Maximum Aggregate Offering Price	$ 32,390,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,473.06
Offering Note	Represents the Registrant's Class B ordinary shares, issuable upon conversion of convertible notes at a floor price of $0.12 issued and issuable to the selling shareholder named in the Registration Statement.

Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the ordinary shares issuable upon conversion of convertible notes is based upon $0.3239, which is the average of the high and low closing sale prices of the shares of ordinary shares as of December 29, 2025, as reported on The Nasdaq Capital Market.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B ordinary shares, par value US$0.0001 per share, issuable pursuant to the EPFA
Amount Registered | shares	50,000,000
Proposed Maximum Offering Price per Unit	0.3239
Maximum Aggregate Offering Price	$ 16,195,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,236.53
Offering Note	Represents the Registrant's Class B ordinary shares to be sold by the Company pursuant to the Equity Purchase Facility Agreement, dated as of December 11, 2025, by and between the Company and the investor named therein.

Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the ordinary shares is based upon $0.3239, which is the average of the high and low closing sale prices of the shares of ordinary shares as of December 29, 2025, as reported on The Nasdaq Capital Market.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B ordinary shares, par value US$0.0001 per share, issued pursuant to the Burkhan Agreements
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	0.3239
Maximum Aggregate Offering Price	$ 161,950.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 22.37
Offering Note	Represents the Registrant's Class B ordinary shares, issued pursuant to the Burkhan Agreements to the selling shareholder named in the Registration Statement.

Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the ordinary shares is based upon $0.3239, which is the average of the high and low closing sale prices of the shares of ordinary shares as of December 29, 2025, as reported on The Nasdaq Capital Market.